Virtus Global Commodities Stock Fund
Investment Objective
The fund has an investment objective of seeking capital appreciation.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 141 of the fund's prospectus and "Alternative Purchase Arrangements" on page 53 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Virtus Global Commodities Stock Fund	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Virtus Global Commodities Stock Fund		Class A	Class C	Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses		1.98%	2.73%	1.73%
Less: Expense Reimbursement	[2]	(0.33%)	(0.33%)	(0.33%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.65%	2.40%	1.40%
[1]	Estimated for current fiscal year.
[2]	The fund's investment adviser and subadviser have contractually agreed to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.65% for Class A Shares, 2.40% for Class C Shares and 1.40% for Class I Shares through March 31, 2012. Following the contractual period, the adviser and subadviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser and subadviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and the expense reimbursements remain in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Virtus Global Commodities Stock Fund (USD $)	1 Year	3 Years
Class A	734	1,068
Class C	344	751
Class I	144	446

Expense Example, No Redemption Virtus Global Commodities Stock Fund (USD $)	1 Year	3 Years
Class A	734	1,068
Class C	244	751
Class I	144	446

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

Investments, Risks and Performance Principal Investment Strategies

The fund offers investors exposure to commodities-related investments in markets located throughout the world, including emerging market countries. Under normal circumstances, the fund invests globally at least 80% of its assets in stocks of companies principally engaged in the base metals, precious metals, energy, and agriculture group of industries. The fund will concentrate its investments in this commodities-related group of industries. The fund is a non-diversified portfolio and will consist primarily of common and preferred stocks, but may contain commodity-related exchange-traded funds (ETFs) and commodities-linked notes. The fund will primarily hold securities of companies listed on global securities exchanges or quoted on established over-the-counter markets, or American Depositary Receipts ("ADRs"). The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.

Under normal circumstances, the fund will hold at least 40% of its assets in non-U.S issuers and ETFs and/or commodities-linked notes providing exposure to non-U.S markets. The fund intends to diversify its investments among countries and normally have represented in the portfolio business activities of a number of different countries. In determining the "location" of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer's assets are exposed to the economic fortunes and risks of the designated country.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Commodities Concentration Risk. The risk that events negatively affecting the base metals, precious metals, energy and agriculture industries in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. Since the fund concentrates its assets in commodities-related investments, the fund is more vulnerable to conditions that negatively affect commodities-related companies and investments as compared to a fund that is not significantly invested in such companies.

>

Commodities-Linked Investing. The risk that performance of the overall commodities markets and other factors affecting the value of commodities, including weather, disease, and political, tax and other regulatory developments, will affect the performance of commodities-linked notes and related investments.

>

Commodities-Related Investment Risk. The risk that conditions negatively impacting the business or operations of the commodities-related companies in which the fund invests will cause the value of the fund's shares to decrease.

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in small and medium-sized companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund's assets.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in this prospectus.

Performance Information
The fund has not had a full calendar year of operations; therefore, performance information in not shown.

Virtus Market Neutral Fund
Investment Objective
The fund has an investment objective to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 141 of the fund's prospectus and "Alternative Purchase Arrangements" on page 53 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VIRTUS MARKET NEUTRAL FUND	Class A	Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	5.00%	[1]	1.25%	[1]	none
[1]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS MARKET NEUTRAL FUND		Class A	Class B	Class C	Class I
Management Fees		1.50%	1.50%	1.50%	1.50%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	1.00%	none
Dividends on Short Sales and Interest Expense		2.02%	2.02%	2.02%	2.02%
Remainder of Other Expenses		0.40%	0.40%	0.40%	0.40%
Total Other Expenses		2.42%	2.42%	2.42%	2.42%
Acquired Fund Fees and Expenses (Underlying ETFs)	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		4.18%	4.93%	4.93%	3.93%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after seven years. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VIRTUS MARKET NEUTRAL FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	971	1,771	2,586	4,680
Class B	893	1,681	2,469	4,803
Class C	618	1,481	2,469	4,947
Class I	395	1,198	2,018	4,147

Expense Example, No Redemption VIRTUS MARKET NEUTRAL FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	971	1,771	2,586	4,680
Class B	493	1,481	2,469	4,803
Class C	493	1,481	2,469	4,947
Class I	395	1,198	2,018	4,147

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 155% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund utilizes a unique market neutral style seeking to provide attractive performance in both up and down markets. The fund invests in what the subadviser believes to be undervalued companies with strong and improving business prospects while shorting companies the subadviser believes to have deteriorating business momentum and excessive valuations. The use of uncorrelated equity strategies across investing styles, market caps and industries may provide investors with more attractive risk adjusted returns, as compared with traditional equity investing.

The fund attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks. The fund uses a blended strategy, investing in both growth and value stocks of U.S. and foreign issuers of any capitalization, including those in emerging markets. In addition to purchasing or selling short individual securities, the fund may purchase or sell short any type of future or option related to such securities. The fund may also invest in exchange-traded funds (ETFs).

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Futures and Options Risk. The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, futures or options.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Short Sales Risk. The risk that a fund may experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2002: 8.66%	Worst Quarter: Q4/2002: -12.08%

Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns VIRTUS MARKET NEUTRAL FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	(6.21%)	(2.35%)	0.41%
Class A Return After Taxes on Distributions	(6.60%)	(2.58%)	0.24%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(3.52%)	(2.03%)	0.30%
Class B	(5.04%)	(2.13%)	0.26%
Class C	(1.21%)	(1.93%)	0.27%
Class I	(0.21%)			0.59%	Oct 1, 2009
S&P 500 Index	15.06%	2.29%	1.42%	19.74%
Citigroup 90-Day Treasury Bill Index	0.13%	2.30%	2.26%	0.13%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Citigroup 90-Day Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The 90-Day Treasury Bill Index is an average of the last three three-month Treasury bill issues.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Senior Floating Rate Fund
Investment Objective
The fund has an investment objective of high total return from both current income and capital appreciation.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 141 of the fund's prospectus and "Alternative Purchase Arrangements" on page 53 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VIRTUS SENIOR FLOATING RATE FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS SENIOR FLOATING RATE FUND		Class A	Class C	Class I
Management Fees		0.60%	0.60%	0.60%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.33%	0.33%	0.33%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.20%	1.95%	0.95%
[1]	Includes any recoupment from the fund of expenses previously reimbursed by Virtus Investment Advisers, Inc. under a written expense limitation agreement.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VIRTUS SENIOR FLOATING RATE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	394	645	917	1,690
Class C	298	612	1,052	2,275
Class I	97	303	525	1,166

Expense Example, No Redemption VIRTUS SENIOR FLOATING RATE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	394	645	917	1,690
Class C	198	612	1,052	2,275
Class I	97	303	525	1,166

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund offers the potential for attractive total return and income by investing primarily in non-investment grade bank loans with a focus on higher quality companies within a rating tier. Using extensive credit and company analysis and monitoring, the subadviser looks for those securities with strong total return potential while maintaining an emphasis on managing risk.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of senior floating rate loans ("Senior Loans"). The fund may invest up to 15% of total assets in U.S. and non-U.S. dollar denominated foreign securities and foreign Senior Loans, including Yankee bonds. The fund may purchase derivative instruments, including, but not limited to, options, futures contracts, credit-linked notes, and swaps.

The fund may borrow an amount up to 33 1/3% of it total assets (including the amount borrowed). The fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>	Borrowing Risk. The risk that the costs of borrowing may exceed the income from investments made with such leverage.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Derivatives Risk. The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>

Loan Participation Risk. The risk that there may not be a readily available market for loan participation interests and, in some cases, the fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Unrated Fixed Income Securities Risk. The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 13.58%	Worst Quarter: Q2/2010: -1.67%

Average Annual Total Returns (for the periods ended 12/31/10)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns VIRTUS SENIOR FLOATING RATE FUND	1 Year	Since Inception	Inception Date
Class A	5.96%	6.10%	Jan 31, 2008
Class A Return After Taxes on Distributions	3.29%	3.44%	Jan 31, 2008
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.82%	3.61%	Jan 31, 2008
Class C	8.12%	6.33%	Jan 31, 2008
Class I	9.23%	7.36%	Jan 31, 2008
Barclay's Capital U.S. Aggregate Bond Index	6.54%	5.47%
S&P/LSTA Leveraged Loan Index	10.13%	7.15%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis. The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 17, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 17, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Virtus Global Commodities Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
1 Year	rr_ExpenseExampleYear01	734
3 Years	rr_ExpenseExampleYear03	1,068
1 Year	rr_ExpenseExampleNoRedemptionYear01	734
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,068
Virtus Global Commodities Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.73%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.40%
1 Year	rr_ExpenseExampleYear01	344
3 Years	rr_ExpenseExampleYear03	751
1 Year	rr_ExpenseExampleNoRedemptionYear01	244
3 Years	rr_ExpenseExampleNoRedemptionYear03	751
Virtus Global Commodities Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	446
1 Year	rr_ExpenseExampleNoRedemptionYear01	144
3 Years	rr_ExpenseExampleNoRedemptionYear03	446
Virtus Global Commodities Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Global Commodities Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of seeking capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 141 of the fund's prospectus and "Alternative Purchase Arrangements" on page 53 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and the expense reimbursements remain in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund offers investors exposure to commodities-related investments in markets located throughout the world, including emerging market countries. Under normal circumstances, the fund invests globally at least 80% of its assets in stocks of companies principally engaged in the base metals, precious metals, energy, and agriculture group of industries. The fund will concentrate its investments in this commodities-related group of industries. The fund is a non-diversified portfolio and will consist primarily of common and preferred stocks, but may contain commodity-related exchange-traded funds (ETFs) and commodities-linked notes. The fund will primarily hold securities of companies listed on global securities exchanges or quoted on established over-the-counter markets, or American Depositary Receipts ("ADRs"). The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.

Under normal circumstances, the fund will hold at least 40% of its assets in non-U.S issuers and ETFs and/or commodities-linked notes providing exposure to non-U.S markets. The fund intends to diversify its investments among countries and normally have represented in the portfolio business activities of a number of different countries. In determining the "location" of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer's assets are exposed to the economic fortunes and risks of the designated country.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the fund invests globally at least 80% of its assets in stocks of companies principally engaged in the base metals, precious metals, energy, and agriculture group of industries. The fund will concentrate its investments in this commodities-related group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Commodities Concentration Risk. The risk that events negatively affecting the base metals, precious metals, energy and agriculture industries in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. Since the fund concentrates its assets in commodities-related investments, the fund is more vulnerable to conditions that negatively affect commodities-related companies and investments as compared to a fund that is not significantly invested in such companies.

>

Commodities-Linked Investing. The risk that performance of the overall commodities markets and other factors affecting the value of commodities, including weather, disease, and political, tax and other regulatory developments, will affect the performance of commodities-linked notes and related investments.

>

Commodities-Related Investment Risk. The risk that conditions negatively impacting the business or operations of the commodities-related companies in which the fund invests will cause the value of the fund's shares to decrease.

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in small and medium-sized companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund's assets.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in this prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund's assets.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund has not had a full calendar year of operations; therefore, performance information in not shown.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund has not had a full calendar year of operations; therefore, performance information in not shown
VIRTUS MARKET NEUTRAL FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Short Sales and Interest Expense	rr_Component2OtherExpensesOverAssets	2.02%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	2.42%
Acquired Fund Fees and Expenses (Underlying ETFs)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.18%
1 Year	rr_ExpenseExampleYear01	971
3 Years	rr_ExpenseExampleYear03	1,771
5 Years	rr_ExpenseExampleYear05	2,586
10 Years	rr_ExpenseExampleYear10	4,680
1 Year	rr_ExpenseExampleNoRedemptionYear01	971
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,771
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,586
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,680
Annual Return 2001	rr_AnnualReturn2001	6.56%
Annual Return 2002	rr_AnnualReturn2002	5.69%
Annual Return 2003	rr_AnnualReturn2003	(0.09%)
Annual Return 2004	rr_AnnualReturn2004	4.40%
Annual Return 2005	rr_AnnualReturn2005	(0.09%)
Annual Return 2006	rr_AnnualReturn2006	(5.40%)
Annual Return 2007	rr_AnnualReturn2007	(2.28%)
Annual Return 2008	rr_AnnualReturn2008	(6.09%)
Annual Return 2009	rr_AnnualReturn2009	9.05%
Annual Return 2010	rr_AnnualReturn2010	(0.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.08%)
1 Year	rr_AverageAnnualReturnYear01	(6.21%)
5 Years	rr_AverageAnnualReturnYear05	(2.35%)
10 Years	rr_AverageAnnualReturnYear10	0.41%
VIRTUS MARKET NEUTRAL FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.60%)
5 Years	rr_AverageAnnualReturnYear05	(2.58%)
10 Years	rr_AverageAnnualReturnYear10	0.24%
VIRTUS MARKET NEUTRAL FUND | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.52%)
5 Years	rr_AverageAnnualReturnYear05	(2.03%)
10 Years	rr_AverageAnnualReturnYear10	0.30%
VIRTUS MARKET NEUTRAL FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividends on Short Sales and Interest Expense	rr_Component2OtherExpensesOverAssets	2.02%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	2.42%
Acquired Fund Fees and Expenses (Underlying ETFs)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.93%
1 Year	rr_ExpenseExampleYear01	893
3 Years	rr_ExpenseExampleYear03	1,681
5 Years	rr_ExpenseExampleYear05	2,469
10 Years	rr_ExpenseExampleYear10	4,803
1 Year	rr_ExpenseExampleNoRedemptionYear01	493
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,481
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,469
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,803
1 Year	rr_AverageAnnualReturnYear01	(5.04%)
5 Years	rr_AverageAnnualReturnYear05	(2.13%)
10 Years	rr_AverageAnnualReturnYear10	0.26%
VIRTUS MARKET NEUTRAL FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.25%	[5]
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividends on Short Sales and Interest Expense	rr_Component2OtherExpensesOverAssets	2.02%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	2.42%
Acquired Fund Fees and Expenses (Underlying ETFs)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.93%
1 Year	rr_ExpenseExampleYear01	618
3 Years	rr_ExpenseExampleYear03	1,481
5 Years	rr_ExpenseExampleYear05	2,469
10 Years	rr_ExpenseExampleYear10	4,947
1 Year	rr_ExpenseExampleNoRedemptionYear01	493
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,481
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,469
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,947
1 Year	rr_AverageAnnualReturnYear01	(1.21%)
5 Years	rr_AverageAnnualReturnYear05	(1.93%)
10 Years	rr_AverageAnnualReturnYear10	0.27%
VIRTUS MARKET NEUTRAL FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on Short Sales and Interest Expense	rr_Component2OtherExpensesOverAssets	2.02%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	2.42%
Acquired Fund Fees and Expenses (Underlying ETFs)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.93%
1 Year	rr_ExpenseExampleYear01	395
3 Years	rr_ExpenseExampleYear03	1,198
5 Years	rr_ExpenseExampleYear05	2,018
10 Years	rr_ExpenseExampleYear10	4,147
1 Year	rr_ExpenseExampleNoRedemptionYear01	395
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,198
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,018
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,147
1 Year	rr_AverageAnnualReturnYear01	(0.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
VIRTUS MARKET NEUTRAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Market Neutral Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 141 of the fund's prospectus and "Alternative Purchase Arrangements" on page 53 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 155% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	155.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after seven years. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund utilizes a unique market neutral style seeking to provide attractive performance in both up and down markets. The fund invests in what the subadviser believes to be undervalued companies with strong and improving business prospects while shorting companies the subadviser believes to have deteriorating business momentum and excessive valuations. The use of uncorrelated equity strategies across investing styles, market caps and industries may provide investors with more attractive risk adjusted returns, as compared with traditional equity investing.

The fund attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks. The fund uses a blended strategy, investing in both growth and value stocks of U.S. and foreign issuers of any capitalization, including those in emerging markets. In addition to purchasing or selling short individual securities, the fund may purchase or sell short any type of future or option related to such securities. The fund may also invest in exchange-traded funds (ETFs).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Futures and Options Risk. The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, futures or options.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Short Sales Risk. The risk that a fund may experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: Q3/2002: 8.66%	Worst Quarter: Q4/2002: -12.08%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Citigroup 90-Day Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The 90-Day Treasury Bill Index is an average of the last three three-month Treasury bill issues.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS MARKET NEUTRAL FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	19.74%
VIRTUS MARKET NEUTRAL FUND | Citigroup 90-Day Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.26%
Since Inception	rr_AverageAnnualReturnSinceInception	0.13%
VIRTUS SENIOR FLOATING RATE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[6]
Acquired Fund Fees and Expenses (Underlying ETFs)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	394
3 Years	rr_ExpenseExampleYear03	645
5 Years	rr_ExpenseExampleYear05	917
10 Years	rr_ExpenseExampleYear10	1,690
1 Year	rr_ExpenseExampleNoRedemptionYear01	394
3 Years	rr_ExpenseExampleNoRedemptionYear03	645
5 Years	rr_ExpenseExampleNoRedemptionYear05	917
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,690
Annual Return 2009	rr_AnnualReturn2009	37.32%
Annual Return 2010	rr_AnnualReturn2010	8.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.67%)
1 Year	rr_AverageAnnualReturnYear01	5.96%
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
VIRTUS SENIOR FLOATING RATE FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
VIRTUS SENIOR FLOATING RATE FUND | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
VIRTUS SENIOR FLOATING RATE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[8]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[6]
Acquired Fund Fees and Expenses (Underlying ETFs)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
1 Year	rr_ExpenseExampleYear01	298
3 Years	rr_ExpenseExampleYear03	612
5 Years	rr_ExpenseExampleYear05	1,052
10 Years	rr_ExpenseExampleYear10	2,275
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	612
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,052
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,275
1 Year	rr_AverageAnnualReturnYear01	8.12%
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
VIRTUS SENIOR FLOATING RATE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[6]
Acquired Fund Fees and Expenses (Underlying ETFs)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	303
5 Years	rr_ExpenseExampleNoRedemptionYear05	525
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,166
1 Year	rr_AverageAnnualReturnYear01	9.23%
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
VIRTUS SENIOR FLOATING RATE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Senior Floating Rate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of high total return from both current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 141 of the fund's prospectus and "Alternative Purchase Arrangements" on page 53 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund offers the potential for attractive total return and income by investing primarily in non-investment grade bank loans with a focus on higher quality companies within a rating tier. Using extensive credit and company analysis and monitoring, the subadviser looks for those securities with strong total return potential while maintaining an emphasis on managing risk.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of senior floating rate loans ("Senior Loans"). The fund may invest up to 15% of total assets in U.S. and non-U.S. dollar denominated foreign securities and foreign Senior Loans, including Yankee bonds. The fund may purchase derivative instruments, including, but not limited to, options, futures contracts, credit-linked notes, and swaps.

The fund may borrow an amount up to 33 1/3% of it total assets (including the amount borrowed). The fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>	Borrowing Risk. The risk that the costs of borrowing may exceed the income from investments made with such leverage.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Derivatives Risk. The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>

Loan Participation Risk. The risk that there may not be a readily available market for loan participation interests and, in some cases, the fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Unrated Fixed Income Securities Risk. The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: Q2/2009: 13.58%	Worst Quarter: Q2/2010: -1.67%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis. The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS SENIOR FLOATING RATE FUND | Barclay's Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
VIRTUS SENIOR FLOATING RATE FUND | S&P/LSTA Leveraged Loan Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%

[1]	Estimated for current fiscal year.
[2]	The fund's investment adviser and subadviser have contractually agreed to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.65% for Class A Shares, 2.40% for Class C Shares and 1.40% for Class I Shares through March 31, 2012. Following the contractual period, the adviser and subadviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser and subadviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
[3]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[5]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
[6]	Includes any recoupment from the fund of expenses previously reimbursed by Virtus Investment Advisers, Inc. under a written expense limitation agreement.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[8]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.